Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 15,853	$ 101,928
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,553	14,581
Amortization of deferred drydock expenditures	2,178	1,694
Share-based compensation	1,288	1,699
(Gain) / loss on vessels sold	0	(12,322)
Amortization of deferred finance fees	541	585
(Gain) / loss on extinguishment	0	(1,432)
Operating lease ROU - lease liability, net	294	17
Loss from equity method investments	167	(239)
Deferred drydock payments	(5,477)	(3,759)
Changes in operating assets and liabilities:
Receivables	8,084	(18,936)
Prepaid expenses and other assets	(476)	(229)
Advances and deposits	(2)	4,879
Inventories	1,311	(650)
Accounts payable	(1,230)	9,902
Accrued expenses and other liabilities	(3,118)	509
Deferred revenue	2,050	(347)
Accrued interest	474	(292)
Net cash provided by operating activities	37,490	97,588
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	26,829
Payments for acquisition of vessels and vessel equipment, including deposits	(14,593)	(56,794)
Payments for other non-current assets	(70)	(269)
Proceeds for equity investments	0	1,650
Net cash (used in) investing activities	(14,663)	(28,584)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long term debt	50,000	29,050
Repayments of long-term debt	0	(1,678)
Repayments on revolving facilities	(63,796)	(30,000)
Repayments of finance leases	0	(42,262)
Payments for deferred finance fees	0	(200)
Payment of common share dividends	(5,268)	(21,618)
Net cash (used in) financing activities	(20,336)	(68,413)
Payment of preferred share dividends	(1,272)	(1,705)
Net increase / (decrease) in cash and cash equivalents	2,491	591
Cash and cash equivalents at the beginning of the year	46,988	46,805
Cash and cash equivalents at the end of the period	49,479	47,396
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	1,494	2,779
Cash paid during the period for interest in respect of finance leases	0	1,500
Cash paid during the period for operating lease liabilities (offices)	417	299
Cash paid during the period for operating lease liabilities (time charter-in contracts)	7,630	6,990
Cash paid during the period for income taxes	123	70
Non-cash financing activity. Non cash conversion from term loan to revolving facility	0	44,100
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	0	7,327
Non-cash financing activity: Accrued preferred dividends	426	568
Non-cash investing activity. Movement in accruals and accounts payable during the period in respect of drydocks, ballast water treatment systems and scrubber systems	$ (5,842)	$ 194